Inventories, Net - Schedule of Inventories, Net (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Inventories, Net [Abstract]
Goods in transit	$ 896,791	$ 667,007	$ 659,367
Inventories	7,472,866	5,558,101	6,394,991
Less: Allowance for inventories write-down	(791,609)	(588,776)	(804,463)
Inventories, net	$ 7,578,048	$ 5,636,332	$ 6,249,895